OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
OTHER RECEIVABLES [Abstract]
OTHER RECEIVABLES

16.	OTHER RECEIVABLES

(in thousands of $)	2020	2019
Claims receivable	3,022	5,178
Agent receivables	2,229	3,474
Other receivables	17,699	16,816
	22,950	25,468

Claims receivable is primarily attributable to insurance claims.

Other receivables are presented net of allowances for doubtful accounts amounting to nil as of December 31, 2020 (2019: nil).